Stock appreciation rights (''SARs'') (Details) - Stock Appreciation Rights (SARs) [Member] - $ / shares	Mar. 06, 2015	Jun. 01, 2014	Mar. 12, 2014	Aug. 01, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SAR Awarded (in shares)	37,797	5,595	22,118	1,078,125
Exercise price (in dollars per share)	$ 10.25	$ 13.91	$ 13.66	$ 14.00
Vesting period	3 years	3 years	3 years	5 years
Grant price (in dollars per share)	$ 10.25	$ 13.91	$ 13.66	$ 14.00
Dividend yield (in hundredths)	3.90%	2.88%	2.93%	2.87%
Risk-free rate of return (in hundredths)	1.90%	2.20%	2.06%	2.15%
Expected volatility (in hundredths)	61.38%	53.60%	56.31%	54.89%
Weighted average fair value (in dollars per share)	$ 2.98	$ 4.20	$ 4.17	$ 4.28
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected exercise life	5 years	5 years	5 years	6 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected exercise life	4 years 2 months 12 days	4 years 6 months	4 years 7 months 6 days	4 years 10 months 24 days